Software and equipment, net	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
Software and equipment, net

7.	Software and equipment, net

Software and equipment, net, consisted of the following:

	As of December 31,
	2024	2025
	RMB	RMB
Software	102,354	185,300
Computer and electronic equipment	285	285
Office furniture and equipment	5	5
Total	102,644	185,590
Less: Accumulated depreciation and amortization	(18,179)	(31,465)
Software and equipment, net	84,465	154,125

For the years ended December 31, 2023, 2024 and 2025, depreciation and amortization expense amounted to RMB4,308, RMB8,515 and RMB13,229, respectively.

LUCAS GC LIMITED

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2023, 2024 and 2025

(All amounts in thousands, except for share and per share data, unless otherwise noted)